Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable, Net

6. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	616,453	627,654	89,753
Allowance for credit losses	(142,834)	(159,596)	(22,822)
Accounts receivable, net	473,619	468,058	66,931

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB	USD
Balance as of January 1	132,881	142,834	20,425
Addition	8,915	18,501	2,646
Foreign Exchange effect	1,038	(1,739)	(249)
Balance as of December 31	142,834	159,596	22,822